BUSINESS COMBINATIONS - Goodwill (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill impairment loss	$ 0	$ 0	$ 0
Goodwill
Disclosure of reconciliation of changes in goodwill [line items]
Period over which management has projected cash flows	5 years	5 years
Discount rate applied to cash flow projections	12.40%	10.90%
Growth rate used to extrapolate cash flow projections	4.00%	4.00%
Goodwill | Weighted average
Disclosure of reconciliation of changes in goodwill [line items]
Average growth rate	15.80%	19.10%